Exhibit 1

Deloitte & Touche LLP
Suite 301
Harborside Plaza 10
Jersey City, NJ 07311
USA

Tel: +1 212 937 8200
www.deloitte.com

Morgan Stanley & Co. LLC Morgan Stanley Capital I Inc. Morgan Stanley Mortgage Capital Holdings LLC 1585 Broadway New York, New York 10036

Independent Accountants’ Report

on Applying Agreed-Upon Procedures

We have performed the procedures described below related to certain information with respect to a mortgage loan in connection with the proposed offering of certain classes of WEST Trust 2025-ROSE, Commercial Mortgage Pass-Through Certificates, Series 2025-ROSE. Morgan Stanley & Co. LLC, Morgan Stanley Capital I Inc. and Morgan Stanley Mortgage Capital Holdings LLC (collectively, the “Company”) are responsible for the information provided to us, including the information set forth in the Data File (as defined herein).

The Company has agreed to the procedures and acknowledged that the procedures performed are appropriate to meet the intended purpose of evaluating the accuracy of certain information set forth in the Data File. Additionally, Barclays Capital Real Estate Inc., Barclays Capital Inc., Societe Generale Financial Corporation and SG Americas Securities, LLC (collectively, with the Company, the “Specified Parties”) have agreed to the procedures and acknowledged that the procedures performed are appropriate for their purposes. This report may not be suitable for any other purpose. The procedures performed may not address all of the items of interest to a user of the report and may not meet the needs of all users of the report and, as such, users are responsible for determining whether the procedures performed are appropriate for their purposes. Consequently, we make no representations regarding the appropriateness of the procedures described below either for the purpose for which this report has been requested or for any other purpose.

We performed certain procedures on earlier versions of the Data File and communicated differences prior to being provided the final Data File which was subjected to the procedures described below.

Capitalized terms used but not defined herein are used with the meanings as described in “The Bond Market Association's Standard Formulas for the Analysis of Mortgage-Backed Securities and Other Related Securities.”

Procedures and Findings

On March 6, 2025, representatives of the Company provided us with a computer generated mortgage loan data file and related record layout (the “Data File”) containing one mortgage loan that is secured by one mortgaged property (the “Mortgage Loan”).

From February 15, 2025 through March 5, 2025, representatives of the Company provided us with certain Source Documents (as defined in the attached Appendix A) related to the Mortgage Loan.

At your request, for the Mortgage Loan set forth on the Data File, we compared certain characteristics (the “Characteristics” as indicated on Appendix A), except for those Characteristics identified on Appendix A as “Identification purposes only - not applicable,” “None - Company Provided” or “Not applicable,” to

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the corresponding information set forth on or derived from the corresponding Source Documents and found them to be in agreement.

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We make no representations as to (i) the actual characteristics or existence of the underlying documents or data comprising the Mortgage Loan underlying the Data File or the conformity of their respective characteristics with those assumed for purposes of the procedures described herein, (ii) whether the Source Documents are comprehensive and valid instruments and reflect the current prevailing terms with respect to the Mortgage Loan, (iii) the existence or ownership of the Mortgage Loan or (iv) the reasonableness of any of the aforementioned assumptions, information or methodologies.

It should be understood that we make no representations as to questions of legal interpretation or as to the sufficiency for your purposes of the procedures enumerated in the preceding paragraphs. Also, such procedures would not necessarily reveal any material misstatement of the information referred to above. We have no responsibility to update this report for events and circumstances that occur subsequent to the date of this report.

We were engaged by the Company to perform this agreed-upon procedures engagement and conducted our engagement in accordance with attestation standards established by the American Institute of Certified Public Accountants (“AICPA”). An agreed-upon procedures engagement involves the practitioner performing specific procedures that the engaging party has agreed to and acknowledged to be appropriate for the purpose of the engagement and reporting on findings based on the procedures performed. We were not engaged to conduct, and did not conduct, an (i) audit conducted in accordance with generally accepted auditing standards or (ii) examination or a review engagement conducted in accordance with attestation standards established by the AICPA, the objective of which would be the expression of an opinion or conclusion, respectively, on the Data File. Accordingly, we do not express such an opinion or conclusion, or any other form of assurance, including reasonable assurance. Had we performed additional procedures, other matters might have come to our attention that would have been reported to you.

We are required to be independent of the Company and to meet our other ethical responsibilities, as applicable for agreed-upon procedures engagements set forth in the Preface: Applicable to All Members and Part 1 – Members in Public Practice of the Code of Professional Conduct established by the AICPA. Independence requirements for agreed-upon procedure engagements are less restrictive than independence requirements for audit and other attestation services.

None of the engagement, procedures or report was intended to address, nor did they address, the (i) conformity of the origination of the assets to stated underwriting or credit extension guidelines, standards, criteria or other requirements, (ii) value of collateral securing such assets or (iii) compliance of the originator of the assets with federal, state, and local laws and regulations.

None of the engagement, procedures or report were intended to satisfy, nor did they satisfy, any criteria for due diligence published by a nationally recognized statistical rating organization.

This report is intended solely for the use and information of the Specified Parties and is not intended to be and should not be used by anyone other than the Specified Parties.

Yours truly,

/s/ Deloitte & Touche LLP

March 6, 2025

Appendix A

Source Documents

For purposes of performing the agreed-upon procedures described herein and at your request, we will rely upon the following source documents as provided to us by the Company, with respect to the Mortgage Loan (the “Source Documents”):

Draft loan agreement, draft promissory note A-1 and draft deed of trust, assignment of leases and rents, security agreement and fixture filing (collectively, the “Loan Agreement”);

Draft cash management agreement and draft deposit account and control agreement (collectively, the “Cash Management Agreement”);

Draft reserve guaranty (the “Reserve Guaranty”);

Preliminary title policy (the “Title Policy”);

Real estate property appraisal report (the “Appraisal Report”);

Property condition report (the “Engineering Report”);

Phase I environmental report (the “Phase I Report”);

Seismic Risk Assessment (the “Seismic Report”);

Underwritten rent roll (the “Underwritten Rent Roll”); and

Underwritten financial summary (the “Underwritten Financial Summary Report”).

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	Characteristic	Source Document
1	Loan Number	Identification purposes only - not applicable
2	Unique ID	Identification purposes only - not applicable
3	Loan/Property Name	Identification purposes only - not applicable
4	Street Address	Appraisal Report
5	City	Appraisal Report
6	State	Appraisal Report
7	County	Appraisal Report
8	Zip Code	Appraisal Report
9	Property Type	Appraisal Report
10	Property Type Detail	Appraisal Report
11	Year Built	Appraisal Report
12	Most Recent Renovation	Appraisal Report
13	Total Property SF	Underwritten Rent Roll
14	Collateral SF	Underwritten Rent Roll
15	Collateral SF Occupancy Rate	Underwritten Rent Roll
16	Occupancy As of Date	Underwritten Rent Roll
17	Total Debt Original Balance	Refer to calculation procedures
18	Total Debt Cut-off Date Balance	Refer to calculation procedures
19	Total Debt PSF	Refer to calculation procedures
20	Mortgage Loan Original Balance	Loan Agreement
21	Mortgage Loan Cut-off Date Balance	Refer to calculation procedures
22	Mezzanine Loan Original Balance	Loan Agreement
23	Mezzanine Loan Cut-off Date Balance	Not applicable
24	Loan Purpose	None - Company Provided
25	Borrower	Loan Agreement
26	Sponsor	Loan Agreement
27	Carve-Out Guarantor(s)	Loan Agreement
28	Title Type	Title Policy
29	Mortgage Loan Monthly IO Payment	Refer to calculation procedures
30	Mortgage Loan Annual IO Debt Service	Refer to calculation procedures
31	Total Debt Monthly IO Payment	Refer to calculation procedures
32	Total Annual IO Debt Service	Refer to calculation procedures
33	Monthly P&I Payment	Not applicable
34	Annual P&I Debt Service	Not applicable
35	Interest Accrual Method	Loan Agreement
36	Interest Accrual Start	Loan Agreement
37	Interest Accrual End	Loan Agreement
38	Grace Period (Late Fee)	Loan Agreement
39	Grace Period (Default)	Loan Agreement

	Characteristic	Source Document
40	IO Term (mos)	Loan Agreement
41	Original Amortization Term	Loan Agreement
42	Amortization Type	Loan Agreement
43	Origination Date	Loan Agreement
44	First Payment Date	Loan Agreement
45	Interest Rate	None - Company Provided
46	Administrative Fee Rate	None - Company Provided
47	Net Interest Rate	Refer to calculation procedures
48	Original Loan Term (mos)	Refer to calculation procedures
49	Remaining Loan Term (mos)	Refer to calculation procedures
50	Seasoning	Refer to calculation procedures
51	Maturity Date	Loan Agreement
52	Total Debt Balloon Balance	Refer to calculation procedures
53	Mortgage Loan Balloon Balance	Refer to calculation procedures
54	Lockout Expiration Date	Loan Agreement
55	Open Period Begin Date	Loan Agreement
56	Prepay Description	Loan Agreement
57	Appraisal Date	Appraisal Report
58	Appraisal Value	Appraisal Report
59	Cut-off Date LTV	Refer to calculation procedures
60	Maturity Date LTV	Refer to calculation procedures
61	Fourth Most Recent NOI Date	Underwritten Financial Summary Report
62	Fourth Most Recent NOI	Underwritten Financial Summary Report
63	Third Most Recent NOI Date	Underwritten Financial Summary Report
64	Third Most Recent NOI	Underwritten Financial Summary Report
65	Second Most Recent NOI Date	Underwritten Financial Summary Report
66	Second Most Recent NOI	Underwritten Financial Summary Report
67	Most Recent NOI Date	Underwritten Financial Summary Report
68	Most Recent Description	Underwritten Financial Summary Report
69	Most Recent Revenue	Underwritten Financial Summary Report
70	Most Recent Expenses	Underwritten Financial Summary Report
71	Most Recent NOI	Underwritten Financial Summary Report
72	Most Recent NCF	Underwritten Financial Summary Report
73	Underwritten Base Rent	Underwritten Financial Summary Report
74	Underwritten Effective Gross Income	Underwritten Financial Summary Report
75	Underwritten Expenses	Underwritten Financial Summary Report
76	Underwritten NOI	Underwritten Financial Summary Report
77	Underwritten IO NOI DSCR	Refer to calculation procedures
78	Underwritten P&I NOI DSCR	Not applicable
79	Underwritten NOI Debt Yield	Refer to calculation procedures

	Characteristic	Source Document
80	Underwritten Replacement Reserve	Underwritten Financial Summary Report
81	Underwritten TI/LC Reserve	Underwritten Financial Summary Report
82	Underwritten NCF	Underwritten Financial Summary Report
83	Underwritten IO NCF DSCR	Refer to calculation procedures
84	Underwritten P&I NCF DSCR	Not applicable
85	Underwritten NCF Debt Yield	Refer to calculation procedures
86	Major Tenant 1	Underwritten Rent Roll
87	Major Tenant 1 UW Base Rent	Underwritten Rent Roll
88	Major Tenant 1 % UW Base Rent	Refer to calculation procedures
89	Major Tenant 1 Sq. Ft.	Underwritten Rent Roll
90	Major Tenant 1 Expiration	Underwritten Rent Roll
91	Major Tenant 2	Underwritten Rent Roll
92	Major Tenant 2 UW Base Rent	Underwritten Rent Roll
93	Major Tenant 2 % UW Base Rent	Refer to calculation procedures
94	Major Tenant 2 Sq. Ft.	Underwritten Rent Roll
95	Major Tenant 2 Expiration	Underwritten Rent Roll
96	Major Tenant 3	Underwritten Rent Roll
97	Major Tenant 3 UW Base Rent	Underwritten Rent Roll
98	Major Tenant 3 % UW Base Rent	Refer to calculation procedures
99	Major Tenant 3 Sq. Ft.	Underwritten Rent Roll
100	Major Tenant 3 Expiration	Underwritten Rent Roll
101	Major Tenant 4	Underwritten Rent Roll
102	Major Tenant 4 UW Base Rent	Underwritten Rent Roll
103	Major Tenant 4 % UW Base Rent	Refer to calculation procedures
104	Major Tenant 4 Sq. Ft.	Underwritten Rent Roll
105	Major Tenant 4 Expiration	Underwritten Rent Roll
106	Major Tenant 5	Underwritten Rent Roll
107	Major Tenant 5 UW Base Rent	Underwritten Rent Roll
108	Major Tenant 5 % UW Base Rent	Refer to calculation procedures
109	Major Tenant 5 Sq. Ft.	Underwritten Rent Roll
110	Major Tenant 5 Expiration	Underwritten Rent Roll
111	Lockbox	Cash Management Agreement
112	Cash Management	Cash Management Agreement
113	Engineering Report Date	Engineering Report
114	Environmental Phase I Report Date	Phase I Report
115	Environmental Phase II Report Date	Not applicable
116	Seismic Report Date	Seismic Report
117	Seismic PML	Seismic Report
118	Ground Lease Expiration Date	Not applicable
119	Ground Lessor	Not applicable

	Characteristic	Source Document
120	Additional Financing	Loan Agreement
121	In Place/Future	Not applicable
122	Real Estate Tax Escrow - Initial	Loan Agreement
123	Real Estate Tax Escrow - Ongoing	Loan Agreement
124	Insurance Escrow - Initial	Loan Agreement
125	Insurance Escrow - Ongoing	Loan Agreement
126	Replacement Reserve Escrow - Initial	Loan Agreement
127	Replacement Reserve Escrow - Ongoing	Loan Agreement
128	Immediate Repairs Escrow - Initial	Loan Agreement
129	Immediate Repairs Escrow - Ongoing	Loan Agreement
130	Rollover Escrow - Initial	Loan Agreement / Reserve Guaranty
131	Rollover Escrow - Ongoing	Loan Agreement
132	Other Escrow Required	Loan Agreement
133	Other Escrow 1 Description	Loan Agreement
134	Other Escrow 1 Initial	Loan Agreement / Reserve Guaranty
135	Other Escrow 1 Ongoing	Loan Agreement
136	Other Escrow 2 Description	Loan Agreement
137	Other Escrow 2 Initial	Not applicable
138	Other Escrow 2 Ongoing	Not applicable

Calculation Procedures

With respect to Characteristic 17, we recomputed the Total Debt Original Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 18, we recomputed the Total Debt Cut-off Date Balance as being equal to the Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 19, we recomputed the Total Debt PSF by dividing the (i) Total Debt Cut-off Date Balance by (ii) Collateral SF.

With respect to Characteristic 21, we recomputed the Mortgage Loan Cut-off Date Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 29, we recomputed the Mortgage Loan Monthly IO Payment by dividing (i) the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 30, we recomputed the Mortgage Loan Annual IO Debt Service as the product of (a) the Mortgage Loan Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 31, we recomputed the Total Debt Monthly IO Payment by dividing (i) the product of (a) the Total Debt Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360 by (ii) twelve.

With respect to Characteristic 32, we recomputed the Total Annual IO Debt Service as the product of (a) the Total Debt Cut-off Date Balance, (b) the Interest Rate and (c) a fraction equal to 365/360.

With respect to Characteristic 47, we recomputed the Net Interest Rate as the difference of the (a) Interest Rate and (b) Administrative Fee Rate.

With respect to Characteristic 48, we recomputed the Original Loan Term (mos) by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of the Maturity Date.

With respect to Characteristic 49, we recomputed the Remaining Loan Term (mos) as the difference of the (a) Original Loan Term (mos) and (b) Seasoning.

With respect to Characteristic 50, we recomputed the Seasoning by determining the number of payment dates from and inclusive of the First Payment Date to and inclusive of March 1, 2025 (the “Cut-off Date” as stipulated by representatives of the Company).

With respect to Characteristic 52, we recomputed the Total Debt Balloon Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 53, we recomputed the Mortgage Loan Balloon Balance as being equal to the Mortgage Loan Original Balance.

With respect to Characteristic 59, we recomputed the Cut-off Date LTV by dividing the (i) Mortgage Loan Cut-off Date Balance by (ii) Appraisal Value.

With respect to Characteristic 60, we recomputed the Maturity Date LTV by dividing the (i) Mortgage Loan Balloon Balance by (ii) Appraisal Value.

With respect to Characteristic 77, we recomputed the Underwritten IO NOI DSCR by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 79, we recomputed the Underwritten NOI Debt Yield by dividing the (i) Underwritten NOI by (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 83, we recomputed the Underwritten IO NCF DSCR by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Annual IO Debt Service.

With respect to Characteristic 85, we recomputed the Underwritten NCF Debt Yield by dividing the (i) Underwritten NCF by (ii) Mortgage Loan Cut-off Date Balance.

With respect to Characteristic 88, we recomputed the Major Tenant 1 % UW Base Rent by dividing the (i) Major Tenant 1 UW Base Rent by (ii) Underwritten Base Rent.

With respect to Characteristic 93, we recomputed the Major Tenant 2 % UW Base Rent by dividing the (i) Major Tenant 2 UW Base Rent by (ii) Underwritten Base Rent.

With respect to Characteristic 98, we recomputed the Major Tenant 3 % UW Base Rent by dividing the (i) Major Tenant 3 UW Base Rent by (ii) Underwritten Base Rent.

With respect to Characteristic 103, we recomputed the Major Tenant 4 % UW Base Rent by dividing the (i) Major Tenant 4 UW Base Rent by (ii) Underwritten Base Rent.

With respect to Characteristic 108, we recomputed the Major Tenant 5 % UW Base Rent by dividing the (i) Major Tenant 5 UW Base Rent by (ii) Underwritten Base Rent.